Lease	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
Lease

9. Lease

At the inception of a contract, the Company determines if the arrangement is, or contains, a lease. The leases of the Company mainly consisted of land-use-right leasing, building leasing and transportation leasing. A summary of supplemental information related to operating leases as of December 31, 2023 and 2024 is as follows:

	As of December 31,
	2023		2024
Lease right-of-use assets	NT$	29,018	NT$	27,822
Lease right-of-use assets- accumulated amortization		(21,075)		(2,158)
Lease right-of-use assets, net	NT$	7,943	NT$	25,664

Lease liabilities, current	NT$	7,943	NT$	12,190
Lease liabilities, non-current		-		13,474
Total lease liabilities	NT$	7,943	NT$	25,664

	As of December 31,
	2023		2024
Amortization of right-of-use assets	NT$	10,095	NT$	10,100
Interest expenses		226		162
Remaining lease term and discount rate:
Weighted average remaining lease term (years)		0.96		2.71
Weighted average discount rate		1.84%		1.88%

	For the years ended December 31,
	2022		2023		2024
Leases expense	NT$	11,332	NT$	10,321	NT$	10,262
Short-term lease expense		-		427		59
Total	NT$	11,332	NT$	10,748	NT$	10,321

The total future minimum lease payments of operating lease with respect to the building and transportation as of December 31, 2024 are as follows:

	Amounts
Years ended December 31,
2025	NT$	12,544
2026		8,695
2027		2,451
2028		1,634
Thereafter		949
Total lease payments	NT$	26,273
Less: imputed interest		(609)
Total lease liabilities	NT$	25,664

Lease expenses were included in operating expenses in the consolidated statements of operations and comprehensive (loss)/ income. The cash paid during the years ended December 31, 2022, 2023 and 2024 for amount included in the measurement of lease liabilities was NT$11,704, NT$11,651 and NT$11,486.